MENTOR INSTITUTIONAL
                                U.S. GOVERNMENT
                             MONEY MARKET PORTFOLIO

                           --------------------------
                                 ANNUAL REPORT
                           --------------------------

                               September 30, 1997


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MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

It is our privilege to send you the annual report for the Mentor Institutional U.S. Government Money Market Portfolio ("the Portfolio") for the period ended September 30, 1997.

Mentor Investment Group* provides diversified investment services to a broad range of investors including corporations, foundations, endowments, municipalities, public funds, and individual investors. We offer a wide variety of investment styles to investors through both mutual funds and separately-invested portfolios.

The Portfolio, which commenced operations on June 27, is designed to help institutional investors and high net worth individuals manage their daily cash needs. The objective of the Portfolio is to seek as high a rate of current income as Mentor Investment Advisors believes to be consistent with the preservation of capital and maintenance of liquidity.** Investments include U.S. government securities and repurchase agreements collateralized by U.S. government securities.

In the commentary that follows members of the cash management team present their perspective on the markets and their investment strategy for the Portfolio.

Please review the information carefully. Should you have any questions, please contact your consultant, or call us directly at (800) 382-0016. We welcome your communications. On behalf of all of us at Mentor Investment Group, we thank you for your investment in the Portfolio.

Sincerely

/s/Daniel J. Ludeman                                         /s/Paul F. Costello
--------------------                                         -------------------
Daniel J. Ludeman                                            Paul F. Costello
CHAIRMAN                                                     PRESIDENT

 *MENTOR INVESTMENT ADVISORS, LLC/DBA MENTOR INVESTMENT GROUP, LLC.

**WHILE THE MANAGERS SEEK TO INVEST THE PORTFOLIO IN ACCORDANCE WITH THESE HIGH
  STANDARDS, THERE IS NO GUARANTEE OF INVESTMENT SUCCESS. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT IT WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                       1

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MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MANAGERS' COMMENTARY: THE CASH MANAGEMENT TEAM
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

The period ended September 30, 1997 marked the initial operating period for the new Mentor Institutional U.S. Government Money Market Portfolio ("the Portfolio"). Developed for institutional clients, this Portfolio is designed to provide maximum safety and liquidity combined with reasonable income by investing only in U.S. government and government agency securities, and repurchase agreements backed by such securities.

For almost two years now the U.S. economy has been progressing at just about the speed the Federal Reserve likes to see -- fast enough to maintain something close to full employment, yet slow enough to avoid the turbulence of inflation. The Portfolio's initial period of operation proved no exception, with the trend line of economic data continuing to delineate a path of moderate growth, but with inflation remaining almost non-existent. New job creation averaged about 200,000 per month (adjusted for the United Parcel Service strike) and retail sales and industrial production remained good. The Producer Price Index and Consumer Price Index, however, remained near the lowest levels in years. Consequently, the Fed's decision at each of its three meetings during the quarter was to leave rates unchanged. This allowed the new fund to be born during a period of relative stability.

Through the period we have managed our funds to a target average maturity in the 40-50 day range. Although the recent flat treasury yield curve has proved challenging, we expect to continue to maintain our average maturities in this range. If evidence of inflation surfaces and the threat of Fed intervention looms closer on the horizon than it appears at present, a change in our strategy may be warranted.

Our investment process focuses heavily on looking for relative value opportunities within a context of safety of principal and high liquidity. The new Portfolio should be no exception, and these high standards should serve us well in the potentially turbulent times ahead.

                                       2

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MENTOR INSTITUTIONAL U.S. GOVERNMENT
   MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997

                                                                                                  Principal
                                                                        Percent of Net Assets      Amount          Value
---------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES                                                         59.73%
  Federal Home Loan Bank
     5.43%-5.70%, 11/14/97-9/10/98                                                               $ 7,000,000    $ 6,964,339
  Federal Home Loan Mortgage Corporation
     5.47%-6.05%, 10/01/97-10/31/97                                                               25,000,000     24,977,208
  Federal National Mortgage Association
     5.43%-5.63%, 12/23/97-8/14/98                                                                 5,000,000      4,973,029
---------------------------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES                                                                                   36,914,576
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                            40.38%
  First Boston
     Dated 9/30/97, 6.30%, due 10/01/97, collateralized by $9,199,396
     Federal Home Loan Mortgage Corporation, 7.00%, 8/01/27, market
     value $9,179,270                                                                              9,000,000      9,000,000
  First Boston (a)
     Dated 9/22/97, 5.53%, due 12/22/97, collateralized by $5,103,898
     Federal Home Loan Mortgage Corporation, 7.00%, 8/01/27, market
     value $5,099,112                                                                              5,000,000      5,000,000
  Goldman, Sachs & Company
     Dated 9/30/97, 6.30%, due 10/01/97, collateralized by
     $13,981,827 (original face value) Federal Home Loan Mortgage
     Corporation, 6.50%, 1/01/24, market value $11,179,755                                        10,960,544     10,960,544
---------------------------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS                                                                                      24,960,544
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $61,875,120)                                            100.11%                          61,875,120
---------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                                    (0.11%)                            (70,473)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                      100.00%                         $61,804,647
============================================================================================================================

(a) The repurchase agreement is deemed illiquid because it can not be resold within seven business days from September 30, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       3

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MENTOR INSTITUTIONAL U.S. GOVERNMENT
   MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

-----------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investments, at amortized cost (Note 2)
     Investment securities                                                                                        $36,914,576
     Repurchase agreements                                                                                         24,960,544
-----------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                                             61,875,120
-----------------------------------------------------------------------------------------------------------------------------

  Dividends and interest receivable                                                                                    48,613
  Deferred expenses (Note 2)                                                                                           19,475
-----------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                                                  61,943,208
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Dividends payable                                                                                                   128,806
  Accrued expenses and other liabilities                                                                                9,755
-----------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                                                138,561
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $61,804,647
=============================================================================================================================

Shares Outstanding                                                                                                 61,804,647
Net Asset Value per Share                                                                                         $      1.00
=============================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

                                       4

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MENTOR INSTITUTIONAL U.S. GOVERNMENT
   MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 1997*

-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                                                                           $787,828
-----------------------------------------------------------------------------------------------------------------------------
     Total investment income (Note 2)                                                                                 787,828
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Management fee (Note 4)                                                                                              29,982
  Shareholder reports and postage expenses                                                                              5,985
  Custodian and accounting fees                                                                                         3,741
  Registration expenses                                                                                                 2,992
  Transfer agent fee                                                                                                    2,347
  Organizational expenses                                                                                               1,025
  Miscellaneous                                                                                                           290
-----------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                                                    46,362
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $741,466
=============================================================================================================================

* For the period from June 27, 1997 (commencement of operations) to September 30, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       5

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MENTOR INSTITUTIONAL U.S. GOVERNMENT
   MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED SEPTEMBER 30, 1997*

-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
OPERATIONS
  Net investment income                                                                                           $   741,466
-----------------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from operations                                                                 741,466
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                                                              (741,466)
-----------------------------------------------------------------------------------------------------------------------------
     Net decrease from distributions                                                                                 (741,466)
-----------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Net change in net assets resulting from capital
     share transactions                                                                                            61,804,647
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets                                                                                             61,804,647

NET ASSETS
  Beginning of period                                                                                                       -
-----------------------------------------------------------------------------------------------------------------------------
  End of period                                                                                                   $61,804,647
=============================================================================================================================

* For the period from June 27, 1997 (commencement of operations) to September 30, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       6

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MENTOR INSTITUTIONAL U.S. GOVERNMENT
   MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
PERIOD ENDED SEPTEMBER 30, 1997*

--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $  1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                                               0.01
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                                                    0.01

LESS DISTRIBUTIONS
  Distributions from net investment income                                                                           (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                                                (0.01)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                                                        1.00
--------------------------------------------------------------------------------------------------------------------------

Total Return                                                                                                          1.39%(b)
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                                                           $61,805

Ratio of expenses to average net assets                                                                               0.33%(a)

Ratio of net investment income to average net assets                                                                  5.26%(a)
==========================================================================================================================

(a) Annualized.
(b) Not annualized.
 * For the period from June 27, 1997 (commencement of operations) to September 30, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       7

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MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

NOTE 1: ORGANIZATION
Mentor Funds is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Mentor Funds consists of ten separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at September 30, 1997, as follows:

     Mentor Growth Portfolio
        ("Growth Portfolio")
     Mentor Perpetual Global Portfolio
        ("Global Portfolio")
     Mentor Capital Growth Portfolio
        ("Capital Growth Portfolio")
     Mentor Strategy Portfolio
        ("Strategy Portfolio")
     Mentor Income and Growth Portfolio
        ("Income and Growth Portfolio")
     Mentor Municipal Income Portfolio
        ("Municipal Income Portfolio")
     Mentor Quality Income Portfolio
        ("Quality Income Portfolio")
     Mentor Short-Duration Income Portfolio
        ("Short-Duration Income Portfolio")
     Mentor Balanced Portfolio
        ("Balanced Portfolio")
     Mentor Institutional U.S. Government Money Market Portfolio
        ("Government Portfolio")
The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.

These financial statements include only the Government Portfolio. The objective of the Portfolio is to continue to seek high current income and preservation of capital.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

a. Valuation of Securities

Securities held by the Portfolio are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated. Net asset value per share is determined each business day for the Portfolio

MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

and is calculated by dividing net asset value by the number of shares outstanding at the end of each business day.

b. Repurchase Agreements

It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Portfolio's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Portfolio could receive less than the repurchase price on the sale of collateral securities.

c. Security Transactions and Interest Income

Security transactions for the Portfolio are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

d. Federal Taxes

No provision for federal income taxes has been made since it is the Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

e. Deferred Expenses

Costs incurred by the Portfolio in connection with its initial share registration and organization costs were deferred by the Portfolio and are being amortized on a straight-line basis over a five-year period.

f. Distributions

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferral of wash sales.

NOTE 3: DIVIDENDS
Dividends will be declared daily and paid monthly by the Portfolio. Capital gains realized

                                       9

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MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

by the Portfolio, if any, will be distributed annually.

NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS
The Portfolio has entered into an Investment Management Agreement with Mentor Investment Advisors, LLC ("Mentor Advisors"). Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a partially owned subsidiary of Wheat First Butcher Singer, Inc., ("Wheat") and EVEREN Capital Corporation.

Mentor Advisors receives for its services an annual investment advisory fee not to exceed the following percentages of the average daily net assets of the
Portfolio: 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For the period ended September 30, 1997, Mentor Advisors earned advisory fees of $29,982.

ACQUISITION OF ADVISOR

On August 20, 1997, Wheat entered into an Agreement and Plan of Merger ("Merger") with First Union Corporation ("First Union"), pursuant to which Wheat would be merged into First Union. First Union is a bank holding company that as of September 30, 1997, had assets of $144 billion. Upon consummation of the Merger (expected to occur as early as December of this year), First Union will become the owner of a majority of the beneficial interest in Mentor Advisors and Mentor Perpetual Advisors, LLC ("Mentor Perpetual").

At a meeting held on October 14, 1997, the Trustees of Mentor Funds approved new Investment Advisory, Sub-Advisory and Administration Agreements which will replace the existing agreements. Each of the existing agreements will by its terms terminate upon the consummation of the Merger, since the Merger will constitute a change in control of Mentor Advisors and Mentor Perpetual for purposes of the Investment Company Act of 1940, as amended ("1940 Act"). The shareholders of each Portfolio at a meeting to be held on December 22, 1997, will vote to approve the new Investment Advisory Agreements with Mentor Advisors and Mentor Perpetual. Each new agreement is substantially identical to the existing agreements it replaces, other than its effective and termination dates.

                                       10

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MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 5: CAPITAL SHARE TRANSACTIONS
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares for the period June 27, 1997 (commencement of operations) to September 30, 1997 were as follows:

--------------------------------------------------------
Shares sold                              70,658,240
Shares issued upon reinvestment
  of distributions                          612,639
Shares redeemed                          (9,466,232)
--------------------------------------------------------
Change in net assets from capital
  share transactions                     61,804,647
--------------------------------------------------------

                                       11

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MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE TRUSTEES AND SHAREHOLDERS
MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Mentor Institutional U.S. Government Money Market Portfolio, a portfolio of Mentor Funds, including the portfolio of investments, as of September 30, 1997, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from June 27, 1997 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mentor Institutional U.S. Government Money Market Portfolio, as of September 30, 1997, the results of its operations, changes in its net assets and the financial highlights for the period from June 27, 1997 (commencement of operations) to September 30, 1997, in conformity with generally accepted accounting principles.

Boston, Massachusetts                         /s/KPMG Peat Marwick LLP
November 12, 1997

                                       12

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                 901 EAST BYRD STREET                         BULK RATE
               RICHMOND, VIRGINIA 23219                       U.S. POSTAGE
                    1-800-382-0016                            PAID
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MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TRUSTEES

DANIEL J. LUDEMAN, TRUSTEE & CHAIRMAN
         Chairman and Chief Executive Officer
         Mentor Investment Group, LLC

ARNOLD H. DREYFUSS, TRUSTEE
         Former Chairman
         and Chief Executive Officer
         Hamilton Beach/Proctor-Silex, Inc.

THOMAS F. KELLER, TRUSTEE
         Former Dean, Fuqua School of Business
         Duke University

LOUIS W. MOELCHERT, JR., TRUSTEE
         Vice President for Business & Finance
         University of Richmond

STANLEY F. PAULEY, JR., TRUSTEE
         Chairman and Chief Executive Officer
         Carpenter Company

TROY A. PEERY, JR., TRUSTEE
         President
         Heilig-Meyers Company

PETER J. QUINN, JR., TRUSTEE
         Managing Director
         Mentor Investment Group, LLC

OFFICERS

PAUL F. COSTELLO, PRESIDENT
         Managing Director
         Mentor Investment Group, LLC

TERRY L. PERKINS, TREASURER
         Senior Vice President
         Mentor Investment Group, LLC

JOHN M. IVAN, SECRETARY
         Managing Director
         and Assistant General Counsel
         Wheat First Butcher Singer, Inc.

MICHAEL A. WADE, ASSISTANT TREASURER
         Vice President
         Mentor Investment Group, LLC

 This report is authorized for distribution to prospective investors only when preceded or accompanied by a Mentor Institutional U.S. Government Money Market Portfolio Prospectus, which contains complete information about fees, sales charges and expenses. Please read it carefully before you invest or send money.